Note 13 - Shareholders' Equity (Detail) (EUR €)	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 09, 2011	Jun. 30, 2009	Apr. 28, 2006	May 09, 2011 Increase of Capital [Member]	May 09, 2011 2007 Stock Option Plan [Member]
Common Stock, Shares, Issued	15,038,483	14,969,150
Common Stock, Shares Authorized	19,656,317	19,656,317
Common Stock Par Value Incease In Capital (in Euro)				€ 100,000,000	€ 90,000,000
Stock Issued During Period, Shares, New Issues	4,549,435
Cash, Period Increase (Decrease) (in Euro)						€ 2,200,000
Common Stock, Capital Shares Reserved for Future Issuance			2,200,000				3,200,000